UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06303

        Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.0% (1.9% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A:
$ 7,475	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	$ 7,984,421
6,340	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	6,729,022
6,970	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	7,445,006
20,785	Total Alabama			22,158,449
	Alaska – 1.6% (0.9% of Total Investments)
6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A,	12/14 at 100.00	AA	6,180,815
	5.000%, 12/01/27 – FGIC Insured (UB)
11,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	6,017,770
	Series 2006A, 5.000%, 6/01/46
17,110	Total Alaska			12,198,585
	Arizona – 2.3% (1.4% of Total Investments)
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A2	5,153,334
	Project, Series 2003A, 5.000%, 7/01/28 – MBIA Insured
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	AA–	1,104,060
	FGIC Insured
2,350	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,308,076
	2008A, 5.000%, 7/01/33
8,010	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	8,230,676
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27
16,710	Total Arizona			16,796,146
	Arkansas – 0.9% (0.6% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa3	548,150
19,800	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa3	2,409,066
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa3	4,005,160
	5.000%, 11/01/34 – MBIA Insured
26,300	Total Arkansas			6,962,376
	California – 13.2% (8.4% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	2,235,000
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – FSA Insured
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,143,580
	5/01/17 (Pre-refunded 5/01/12)
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,971,600
	Health System/West, Series 2003A, 5.000%, 3/01/33
3,450	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,208,776
	Institutes, Series 2001, 5.250%, 10/01/34
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,071,775
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,602,268
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
14,600	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A	14,620,878
25,000	California, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – MBIA Insured	3/16 at 100.00	A	22,004,500
10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 –	10/09 at 101.00	A	9,195,000
	MBIA Insured
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A	14,758,720
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	A	6,234,920
	1995A, 5.000%, 1/01/35 – MBIA Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
10,100	5.000%, 6/01/33	6/17 at 100.00	BBB	6,392,593
1,500	5.125%, 6/01/47	6/17 at 100.00	BBB	811,110
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA–	1,882,118
	Tender Option Bond Trust 3504, 19.396%, 8/01/39 (IF)
30,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	4,020,600
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AA	846,540
	2006C, 0.000%, 9/01/30 – NPFG Insured
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	866,595
	Bonds, Series 2005A-1, 5.500%, 6/01/45
149,940	Total California			97,866,573
	Colorado – 5.3% (3.4% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	982,470
	2005C, 5.250%, 3/01/40 – FSA Insured
10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	10,032,900
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
5,385	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 –	No Opt. Call	A	1,589,921
	NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	A	6,953,530
	NPFG Insured
14,400	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17	9/10 at 65.63	Aaa	9,339,840
	(Pre-refunded 9/01/10) – NPFG Insured
7,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	A	1,026,200
	NPFG Insured
8,740	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Series 2000,	12/10 at 100.00	Aa3 (4)	9,288,785
	5.125%, 12/15/19 (Pre-refunded 12/15/10) – FGIC Insured
89,525	Total Colorado			39,213,646
	Connecticut – 0.6% (0.4% of Total Investments)
4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded	8/11 at 100.00	A– (4)	4,790,594
	8/15/11) – FGIC Insured
	Florida – 0.7% (0.5% of Total Investments)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A1 (4)	5,422,300
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
	Georgia – 0.7% (0.5% of Total Investments)
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AAA	5,413,900
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38
	Hawaii – 1.4% (0.9% of Total Investments)
10,000	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B,	7/10 at 101.00	A	10,234,300
	5.750%, 7/01/21 – FGIC Insured
	Illinois – 15.0% (9.6% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Revenues, Series 2001C:
1,000	5.500%, 12/01/18 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	1,107,640
3,000	5.000%, 12/01/20 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	3,288,330
2,000	5.000%, 12/01/21 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	2,192,220
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	AA–	7,726,518
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA–	3,428,348
32,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/32 –	No Opt. Call	AA–	9,534,413
	FGIC Insured
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A:
680	6.000%, 1/01/28 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AA– (4)	721,419
4,320	6.000%, 1/01/28 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AA– (4)	4,583,131
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	7/12 at 100.00	AA–	201,816
	Chicago, Illinois, General Obligation Bonds, Series 2002A:
70	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aa3 (4)	78,147
6,190	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	AA– (4)	6,910,392
5,045	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.750%, 1/01/30 – FGIC Insured	1/10 at 101.00	AA–	5,121,987
13,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – MBIA Insured	1/10 at 100.50	A	11,310,005
	(Alternative Minimum Tax)
	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2000:
8,000	5.750%, 1/01/25 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00	A+ (4)	8,260,800
7,750	6.000%, 1/01/30 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00	A+ (4)	8,010,710
	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational
	Advancement Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,487,620
1,800	6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,062,116
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A3	1,081,458
	Kankakee County, Series 2005B, 5.000%, 12/01/20 – AMBAC Insured
4,425	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Tender Option	12/15 at 100.00	AAA	4,989,674
	Bond Trust 3174, 15.041%, 12/01/42 (IF)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A,	8/18 at 100.00	AAA	1,854,260
	5.250%, 8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	873,960
	5.500%, 2/01/40 – AMBAC Insured
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,859,700
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
10,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	Aa3 (4)	10,336,500
	2/15/30 – AMBAC Insured (ETM)
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.450%, 12/01/21 –	12/10 at 100.00	AA–	5,198,650
	MBIA Insured
2,270	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,296,128
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured
960	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	BBB–	725,318
	3/01/30 – RAAI Insured
134,460	Total Illinois			111,241,260
	Indiana – 1.7% (1.1% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	1,743,200
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A+	3,277,098
	Series 2002, 5.625%, 7/01/19 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	1,861,224
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
6,015	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	8/09 at 100.50	AA–	5,638,040
	1998A, 4.625%, 8/15/28 – MBIA Insured
13,655	Total Indiana			12,519,562
	Iowa – 0.9% (0.6% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	BBB	2,392,400
7,000	5.625%, 6/01/46	6/15 at 100.00	BBB	4,218,200
11,000	Total Iowa			6,610,600
	Kansas – 0.9% (0.6% of Total Investments)
4,585	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2000,	9/10 at 100.00	Aa3 (4)	4,798,753
	4.750%, 9/01/19 (Pre-refunded 9/01/10) – FSA Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,714,405
	5.300%, 6/01/31 – MBIA Insured
6,335	Total Kansas			6,513,158
	Kentucky – 0.5% (0.3% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,038,070
	Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/33 – AGC Insured
2,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series	2/12 at 100.00	AAA	2,773,000
	2002, 5.375%, 2/01/18 (Pre-refunded 2/01/12) – FSA Insured
3,500	Total Kentucky			3,811,070
	Louisiana – 3.6% (2.3% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AAA	10,917,500
	Lady Health System, Tender Option Bond, Series 1998, 5.750%, 7/01/25 – FSA Insured (UB)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	7,309,530
	Series 2007A, 5.500%, 5/15/47
5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	A2 (4)	6,118,200
	7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
2,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	2,319,254
	Series 2001B, 5.875%, 5/15/39
27,390	Total Louisiana			26,664,484
	Massachusetts – 8.0% (5.1% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	422,815
	Series 2008E-1, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	8,608,461
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/09 at 101.00	BBB	5,110,620
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
12,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/10 at 100.00	A	10,533,625
	1997A, 5.000%, 1/01/37 – MBIA Insured
13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/10 at 100.00	AA	12,247,875
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
5,570	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/09 at 101.00	AAA	5,632,774
	Series 1999A, 5.750%, 8/01/29
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AA+ (4)	10,627,200
	(Pre-refunded 8/01/10) – FGIC Insured
5,730	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2000-2,	11/10 at 100.00	A+ (4)	6,067,784
	5.250%, 11/01/20 (Pre-refunded 11/01/10) – AMBAC Insured
61,205	Total Massachusetts			59,251,154
	Michigan – 2.1% (1.3% of Total Investments)
3,790	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	4,002,809
	Series 2005, 5.000%, 6/01/20 – FSA Insured
7,425	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/09 at 101.00	A1 (4)	7,618,941
	Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,291,953
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,302,375
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
15,415	Total Michigan			15,216,078
	Minnesota – 1.4% (0.9% of Total Investments)
	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A:
1,930	6.000%, 10/01/20 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,048,965
2,685	6.000%, 10/01/25 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,850,503
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	5,196,971
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
8,270	Total Minnesota			10,096,439
	Mississippi – 0.6% (0.4% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	1,894,181
	Healthcare, Series 2004, 5.000%, 9/01/24 (UB)
2,500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Forrest County General	1/11 at 101.00	Aa3 (4)	2,688,975
	Hospital, Series 2000, 5.500%, 1/01/27 (Pre-refunded 1/01/11) – FSA Insured
4,375	Total Mississippi			4,583,156
	Missouri – 1.6% (1.0% of Total Investments)
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	4,711,200
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
2,400	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,347,896
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 –
	FSA Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	4,423,563
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
32,750	Total Missouri			11,482,659
	Nevada – 5.6% (3.6% of Total Investments)
34,470	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/20	6/12 at 100.00	AA (4)	38,369,243
	(Pre-refunded 6/15/12) – MBIA Insured
6,845	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	Caa2	587,438
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/23 – AMBAC Insured
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 17.924%,	7/17 at 100.00	AAA	2,570,350
	7/01/31 – BHAC Insured (IF)
43,815	Total Nevada			41,527,031
	New Jersey – 5.2% (3.3% of Total Investments)
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AAA	1,134,230
	(Pre-refunded 12/15/12) – FSA Insured
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	Baa2	934,000
	Care System, Series 2006A, 0.000%, 7/01/36
2,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	2,307,294
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AA– (4)	2,275,088
	6.000%, 12/15/19 (Pre-refunded 12/15/11) – MBIA Insured
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,712,480
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – FSA Insured	No Opt. Call	AAA	4,410,400
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	3,481,800
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	3,267,000
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,965	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,147,254
1,000	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,146,290
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
9,420	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	11,355,056
1,850	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,195,506
92,610	Total New Jersey			38,366,398
	New Mexico – 0.9% (0.6% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,479,639
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
	New York – 16.4% (10.4% of Total Investments)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000B:
100	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	A1 (4)	103,058
65	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	AAA	66,977
1,005	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	AAA	1,035,733
8,830	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	AAA	9,094,635
275	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/10 at 100.00	AA–	275,036
	Series 1998, 5.000%, 7/01/28 – MBIA Insured
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	2,289,353
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
20,000	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	21,274,800
	Asset-Backed Bonds, Series 2000, 6.125%, 7/15/30 (Pre-refunded 7/15/10)
1,320	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,053,835
	2/15/47 – MBIA Insured
1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	1,240,073
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
15,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A,	4/10 at 100.00	AA (4)	15,564,300
	6.000%, 4/01/30 (Pre-refunded 4/01/10) – FGIC Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	12,459,504
	4.500%, 11/15/32 – FSA Insured (UB)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000B:
8,035	5.750%, 11/15/19 (Pre-refunded 5/15/10)	5/10 at 101.00	AAA	8,456,355
2,065	5.750%, 11/15/19 (Pre-refunded 5/15/10)	5/10 at 101.00	AAA	2,173,289
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
950	5.000%, 8/01/17	8/12 at 100.00	AA	990,850
6,555	5.750%, 8/01/18	8/12 at 100.00	AA	7,135,708
3,990	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	8/12 at 100.00	AA (4)	4,565,996
	(Pre-refunded 8/01/12)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,468,700
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,210,558
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	6,728,789
11,540	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AAA	12,513,976
	Twenty-Eighth Series 2002, 5.000%, 11/01/20 – FSA Insured
2,250	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A,	1/10 at 100.00	A3	2,251,328
	5.250%, 7/01/21
116,570	Total New York			120,952,853
	North Carolina – 2.0% (1.3% of Total Investments)
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,561,400
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
665	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/10 at 100.00	A1	571,268
	Series 1998A, 4.750%, 12/01/28 – MBIA Insured
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	7,733,475
	1/01/19 – MBIA Insured
3,000	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	2,838,690
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47
15,165	Total North Carolina			14,704,833
	Ohio – 5.5% (3.5% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	9,487,200
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
160	5.125%, 6/01/24	6/17 at 100.00	BBB	131,800
1,925	5.875%, 6/01/30	6/17 at 100.00	BBB	1,356,201
1,740	5.750%, 6/01/34	6/17 at 100.00	BBB	1,124,927
2,400	6.000%, 6/01/42	6/17 at 100.00	BBB	1,433,280
5,730	5.875%, 6/01/47	6/17 at 100.00	BBB	3,289,765
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 – FSA Insured	12/12 at 100.00	AAA	2,286,543
2,600	5.250%, 6/01/21 – FSA Insured	12/12 at 100.00	AAA	2,720,250
2,000	5.000%, 12/01/22 – FSA Insured	12/12 at 100.00	AAA	2,065,820
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	9,069,300
	4.250%, 12/01/32 – FSA Insured (UB)
9,850	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 101.00	N/R	7,964,612
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
48,570	Total Ohio			40,929,698
	Oklahoma – 3.7% (2.3% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,672,488
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	5,187,877
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,665,440
	1/01/47 – FGIC Insured
17,510	Pottawatomie County Home Finance Authority, Oklahoma, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	18,809,942
	Series 1991A, 8.625%, 7/01/10 (ETM)
27,225	Total Oklahoma			27,335,747
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Deschutes County School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series	6/11 at 100.00	Aa2 (4)	3,264,810
	2001A, 5.500%, 6/15/18 (Pre-refunded 6/15/11) – FSA Insured
250	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	1/14 at 100.00	Aa2	250,733
	2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)
3,250	Total Oregon			3,515,543
	Pennsylvania – 4.3% (2.7% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	1,984,180
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
220	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	Baa1	237,530
1,450	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,455,423
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006,	10/16 at 100.00	AA+	1,312,650
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,652,702
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,405,400
	6/01/33 – FSA Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Tender Option Bond, Series 2002, 5.000%,	8/13 at 100.00	AAA	7,684,716
	8/01/32 – FSA Insured (UB)
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa3 (4)	6,831,120
5,500	5.625%, 8/01/20 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa3 (4)	6,261,860
32,070	Total Pennsylvania			31,825,581
	Puerto Rico – 5.5% (3.5% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,425,300
	6.000%, 7/01/44
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	395,000
	0.000%, 7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – FSA Insured	8/12 at 100.00	AAA	4,918,450
1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	1,386,840
	Bonds, Series 2002D, 5.125%, 7/01/20
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	5,112,400
	2009A, 0.000%, 8/01/32
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	4,283,500
55,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	2,852,850
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond,	8/17 at 100.00	AA–	14,590,650
	Series 2007A, 5.250%, 8/01/57 (UB)
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	AAA	1,379,145
3,490	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	3,073,329
	Series 2002, 5.375%, 5/15/33
146,990	Total Puerto Rico			40,417,464
	Rhode Island – 0.4% (0.3% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,200	6.125%, 6/01/32	6/12 at 100.00	BBB	1,827,848
1,655	6.250%, 6/01/42	6/12 at 100.00	BBB	1,282,377
3,855	Total Rhode Island			3,110,225
	South Carolina – 8.6% (5.5% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	28,606,825
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20	3/12 at 100.00	Aa1	6,159,682
5,140	5.000%, 3/01/21	3/12 at 100.00	Aa1	5,421,364
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 – MBIA Insured	8/14 at 100.00	A	5,413,654
3,000	5.250%, 2/15/24 – MBIA Insured	8/14 at 100.00	A	3,058,380
13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	N/R (4)	14,869,486
	5.125%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
57,560	Total South Carolina			63,529,391
	Tennessee – 0.4% (0.3% of Total Investments)
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	3,060,450
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Texas – 14.7% (9.3% of Total Investments)
535	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	AAA	581,395
	Series 2001, 5.375%, 11/01/16 – FSA Insured
465	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	Aa3 (4)	513,118
	Series 2001, 5.375%, 11/01/16 (Pre-refunded 11/01/11) – FSA Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	8,738,044
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	4,035,075
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	5,064,550
	Series 2001A, 5.625%, 11/01/21 – FGIC Insured (Alternative Minimum Tax)
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	A	2,299,725
	5.250%, 11/15/30 – MBIA Insured
14,975	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 55.69	A	2,216,001
	0.000%, 11/15/34 – NPGF Insured
22,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2000B,	12/10 at 100.00	AA (4)	23,826,600
	5.250%, 12/01/30 (Pre-refunded 12/01/10) – FGIC Insured
4,590	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	4,471,440
	FSA Insured (Alternative Minimum Tax)
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,476,420
	Bonds, Series 2006, 0.000%, 8/15/34
17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries	11/09 at 101.00	A	14,738,217
	Inc., Series 1998B, 5.150%, 11/01/29 – MBIA Insured
7,650	Port of Corpus Christi Authority, Nueces County, Texas, Revenue Refunding Bonds, Union Pacific	11/09 at 100.00	BBB	7,633,323
	Corporation, Series 1992, 5.350%, 11/01/10
2,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	2,014,180
	2002A, 5.750%, 10/01/21 – RAAI Insured
11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AAA	12,480,963
	2/01/17 (ETM)
3,750	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,001,963
	Refunding Bonds, Series 2001, 5.125%, 2/01/23 (Pre-refunded 2/01/11)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	3,696,000
	Tarrant County Health Resources, Series 2008, Trust 1197, 8.973%, 11/15/47 (IF)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	1,703,570
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	1,610,284
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	980,527
7,110	0.000%, 8/15/43	8/15 at 23.11	AAA	992,840
5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AA– (4)	5,430,250
	Series 2001, 5.000%, 8/01/22 (Pre-refunded 8/01/11) – AMBAC Insured
157,190	Total Texas			108,504,485
	Utah – 1.8% (1.1% of Total Investments)
5,800	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project,	8/09 at 100.00	BBB	5,799,710
	Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	7,202,151
	5.000%, 4/01/25 – FSA Insured (UB)
12,955	Total Utah			13,001,861
	Virginia – 2.3% (1.4% of Total Investments)
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	A	3,483,840
	7/01/31 – FGIC Insured (Alternative Minimum Tax)
11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue	No Opt. Call	Aaa	11,575,992
	Refunding Bonds, Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%, 7/01/31
	(Mandatory put 7/01/11)
665	Virginia Housing Development Authority, Rental Housing Bonds, Series 1999F, 5.000%, 5/01/15	11/09 at 101.00	AA+	671,956
	(Alternative Minimum Tax)
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	537,505
500	5.000%, 4/01/19	4/12 at 102.00	AA	537,505
16,705	Total Virginia			16,806,798
	Washington – 10.4% (6.6% of Total Investments)
6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,269,008
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – FSA Insured
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	2,745,250
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	Aa2	6,962,997
	(Alternative Minimum Tax) (UB)
13,400	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.400%, 12/01/25	12/10 at 100.00	Aa3	13,830,944
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	4,454,050
	Services, Series 2006, 4.625%, 10/01/34 – FGIC Insured (UB)
7,060	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	7,030,630
	Series 2002, 6.500%, 6/01/26
18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 – FSA Insured	7/11 at 100.00	AAA	18,867,171
	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 – FSA Insured	1/12 at 100.00	AAA	7,382,480
7,960	5.000%, 1/01/22 – FSA Insured	1/12 at 100.00	AAA	8,196,890
74,765	Total Washington			76,739,420
	Wisconsin – 2.2% (1.4% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
130	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	141,400
3,380	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,817,710
7,545	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/09 at 101.00	A2	7,810,207
	Series 1997A, 5.450%, 9/01/14 – AMBAC Insured
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	2,699,100
	Series 2004, 5.750%, 5/01/29
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,555,638
	Services Inc., Series 2003A, 5.125%, 8/15/33
16,155	Total Wisconsin			16,024,055
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	2,053,356
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	3,930,480
	5.375%, 1/01/42
6,035	Total Wyoming			5,983,836
$ 1,543,530	Total Investments (cost $1,167,349,614) – 157.2%			1,161,861,797
	Floating Rate Obligations – (8.4)%			(61,770,000)
	Other Assets Less Liabilities – 3.5%			25,937,809
	Preferred Shares, at Liquidation Value – (52.3)% (5)			(386,875,000)
	Net Assets Applicable to Common Shares – 100%			$ 739,154,606

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,161,861,797	$ —	$1,161,861,797

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $1,104,755,500.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 60,607,272
Depreciation	(65,266,219)
Net unrealized appreciation (depreciation) of investments	$ (4,658,947)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009